Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	14,000,000	14,000,000	14,000,000
Preferred stock, shares issued	4,578,070	1,369,735	0
Preferred stock, shares outstanding	4,578,070	1,369,735	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	29,000,000	29,000,000	29,000,000
Common stock, shares issued	9,720,218	8,836,421	3,642,084
Common stock, shares outstanding	9,720,218	8,836,421	3,642,084